                      SUPPLEMENT DATED NOVEMBER 3, 1997 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. The section entitled "Summary of Contract Expenses" located on page 7 of the Prospectus is hereby replaced with the following:

                          SUMMARY OF CONTRACT EXPENSES

     CONTRACT OWNER TRANSACTION EXPENSES

         Maximum Contingent Deferred Sales Charge(1)............      7 %

         -----------------------------------------------------------------------
                   RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

             Number of Completed Years from     Contingent Deferred Sales Charge
                Date of Purchase Payment                  Percentage
                           0                                  7%
                           1                                  6%
                           2                                  5%
                           3                                  4%
                           4                                  3%
                           5                                  2%
                           6                                  1%
                           7                                  0%
         -----------------------------------------------------------------------

         VARIABLE ACCOUNT ANNUAL EXPENSES(2)

            Mortality and Expense Risk Charge...................   1.25 %
            Administration Charge...............................   0.15 %
            Total Separate Account Annual Expenses..............   1.40 %(3)

                      OPTIONAL LONG TERM CARE FACILITY AND
                             DEATH BENEFIT RIDERS(4)

         Optional Long Term Care Facility and One-Year Stepped
         Up Death Benefit (Rider Option 1)......................   0.05 %
            Total Variable Account Annual Expenses (Including
            Rider Option 1).....................................   1.45 %

         Optional Long Term Care Facility and 5% Enhanced Death
         Benefit (Rider Options 2)..............................   0.10 %
            Total Variable Account Annual Expenses (Including
            Rider Option 2).....................................   1.50 %

        (1) Each contract year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 10% of the total sum of all Purchase Payments made at the time of withdrawal. In addition, any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).

        (2) The Variable Account charges set forth apply exclusively to allocations made to the Sub-Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account.

        (3) The Total Variable Account Annual Expenses shown include the Five-Year Reset Death Benefit ("Standard Contractual Death Benefit") (see "Death Benefit Payment Provisions").

        (4) For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the applicant may, at the time of application, choose one of two Long Term Care Facility and Death Benefit Riders in lieu of receiving the Standard Contractual Death Benefit option which does not include any Long Term Care Facility benefits (see "Long Term Care Facility and Death Benefit Charges" for additional information). Should the applicant choose a Rider Option, the Company will deduct an additional charge equal to an annual rate of 0.05% for Rider Option 1, or 0.10% for Rider Option 2, of the daily net asset value of the Variable Account (see "Death Benefit Payment Provisions").

2. The "EXAMPLE" table located on page 9 of the Prospectus is hereby amended to state "EXAMPLE (For Contracts Issued Without a Long Term Care Facility and Death Benefit Rider)".

3. The "EXAMPLE" table located on page 9 of the Prospectus is further amended to include the following additional table information:


                        EXAMPLE (FOR CONTRACTS ISSUED WITH RIDER OPTION 2)

-------------------------------------------------------------------------------------------------------
                              If you surrender your        If you do not       If you annuitize your
                              Contract at the end of      surrender your       Contract at the end of
                               the applicable time    Contract at the end of    the applicable time
                                      period            the applicable time            period
                                                              period
-------------------------------------------------------------------------------------------------------
                              1    3      5     10     1    3     5     10      1    3     5     10
                             Yr.  Yrs.   Yrs.   Yrs.  Yr.  Yrs.  Yrs.   Yrs.   Yr.  Yrs.  Yrs.   Yrs.
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   85   112   143    248    22   67    116   248     *    67    116   248
Fund:  Equity-Income
Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   86   116   148    260    23   71    121   260     *    71    121   260
Fund:  Growth Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   86   116   149    262    23   71    122   262     *    71    122   262
Fund:  High Income Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   89   123   161    285    26   78    134   285     *    78    134   285
Fund:  Overseas Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   82   103   128    218    19   58    101   218     *    58    101   218
Fund:  Money Market
Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   87   117   151    265    24   72    124   265     *    72    124   265
Fund II:  Asset Manager
Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   88   122   158    279    25   77    131   279     *    77    131   279
Fund II: Asset Manager:
Growth Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   87   117   151    265    24   72    124   265     *    72    124   265
Fund II: Contrafund
Portfolio
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                              If you surrender your        If you do not       If you annuitize your
                              Contract at the end of      surrender your       Contract at the end of
                               the applicable time    Contract at the end of    the applicable time
                                      period            the applicable time            period
                                                              period
-------------------------------------------------------------------------------------------------------
                              1    3      5     10     1    3     5     10      1    3     5     10
                             Yr.  Yrs.   Yrs.   Yrs.  Yr.  Yrs.  Yrs.   Yrs.   Yr.  Yrs.  Yrs.   Yrs.
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   82   103   126    216    19   58    99    216     *    58    99    216
Fund II:  Index 500
Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   85   112   143    248    22   67    116   248     *    67    116   248
Fund II: Investment Grade
Bond Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   86   117   150    263    23   72    123   263     *    72    123   263
Fund III:  Balanced
Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   87   118   153    268    24   73    126   268     *    73    126   268
Fund III:  Growth
Opportunities Portfolio
-------------------------------------------------------------------------------------------------------
Variable Insurance Products   86   116   149    261    23   71    122   261     *    71    122   261
Fund III: Growth & Income
-------------------------------------------------------------------------------------------------------

     * The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

          The Example above takes into consideration the maximum amount which could be assessed to a contract (1.50%), for the election of the Long Term Care Facility and 5% Enhanced Death Benefit Rider (Rider Option
          2) (see "Long Term Care Facility and Death Benefit Rider Charge" and "Death Benefit Payment Provisions" for additional details on the rider charges assessed). For these Contract which have not elected the Long Term Care Facility and 5% Enhanced Death Benefit (Rider Option 2), the expenses in the Example will be reduced accordingly.

          The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Mutual Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Funds, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example show above (see "Premium Taxes").

4. The "SYNOPSIS" located on page 10 of the Prospectus is hereby amended to include the following paragraph:

          For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, in cases where a Contract Owner has elected a Rider Option at the time of application, the Company deducts: (1) a Long Term Care Facility and One-Year Step Up Death Benefit (Rider Option 1) charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account; or (2) a Long Term Care Facility and 5% Enhanced Death Benefit (Rider Option 2) charge equal to an annual rate of 0.10% of the daily net asset value, depending on which Rider Option was chosen (see "Long Term Care Facility and Death Benefit Charge", "Long Term Care Facility Provisions" and "Death Benefit Payment Provision" for additional information).

5. The "EXPENSES OF VARIABLE ACCOUNT" sub-section located in the "VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS" section on page 15 of the Prospectus is hereby amended to read as follows:

          The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) a mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) an expense risk charge associated with guaranteeing that the Mortality Risk and Expense Risk and Administration Charges described in this prospectus will not change regardless of actual expenses. In addition, a charge will be deducted for those Contracts issued on or after November 3, 1997, in cases where Contract Owners have elected a Long Term Care Facility and Death Benefit Rider. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

          For 1996, the Variable Account incurred total expenses equal to 1.54% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in underlying Mutual Fund prospectus.

          All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges and Premium Tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account (i.e., the Mortality Risk Charge, the Expense Risk Charge, the Administration Charge and, if applicable, the Death Benefit Rider Charge).

6. In addition, the "VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS" section of the Prospectus is hereby amended to include the following information:

     LONG TERM CARE FACILITY AND DEATH BENEFIT RIDER CHARGE

          For those Contracts where Contract Owners have elected a Long Term Care Facility and Death Benefit Rider as chosen at the time of application, the Company will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net asset value of the Variable Account depending on which Long Term Care Facility and Death Benefit Rider was chosen (see "Death Benefit Payment Provisions"). The Long Term Care Facility and Death Benefit Rider charge is designed to reimburse the Company for increases in the mortality and expense risks. The Company may generate a profit through assessing this charge.

7. The "DEATH BENEFIT PAYMENT PROVISIONS" sub-section located in the "DEATH BENEFIT AND OTHER DISTRIBUTIONS, ANNUITY PAYMENT PERIOD" section on page 28 of the Prospectus is amended to include the following information:

     DEATH BENEFIT PAYMENT PROVISIONS (FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 3, 1997)

          For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the Contract Owner may, at the time of application, select one of three death benefits available under the Contract as listed below. If no selection is made at the time of application, the Death Benefit will be the Five Year Reset Death Benefit (Standard Contractual Death Benefit).

     FIVE-YEAR RESET DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the death benefit will be the greatest of:

     (1)  the Contract Value;

     (2) the total of all Purchase Payments made to the Contract, less an adjustment for amounts surrendered; or

     (3) the Contract Value as of the most recent five year Contract Anniversary before the Annuitant's 86th birthday, less adjustments for amounts surrendered, plus Purchase Payments received after that Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date of the partial surrender.

     No additional charge will be assessed to the Contract Owner for election of the Five-Year Reset (Standard Contractual Death Benefit).

     ONE-YEAR STEP UP DEATH BENEFIT (RIDER OPTION 1)

     If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the death benefit will be the greatest of:

     (1)  the Contract Value;

     (2) the total of all Purchase Payments, less an adjustment for amounts surrendered; or

     (3) the highest Contract Value on any Anniversary Date before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that Contract Anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date of the partial surrender.

     For this Death Benefit Option, the Company deducts a charge at an annual rate of 0.05% of the daily net asset value of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit through assessing this charge.

     5% ENHANCED DEATH BENEFIT (RIDER OPTION 2)

     If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the death benefit will be the greater of:

     (1)  the Contract Value; or

     (2) the total of all Purchase Payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each Purchase Payment or surrender to the most recent Contract Anniversary Date prior to the Annuitant's 86 birthday, less an adjustment for amounts surrendered, plus Purchase Payments received since that anniversary.

     Such total accumulated amount shall not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary Date will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date of the partial surrender.

     For this Death Benefit Rider Option, the Company deducts a charge at an annual rate of 0.10% of the daily net asset value of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit through assessing this charge.

     FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

8. The "ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS" section of the prospectus is amended to include the following information:

     LONG TERM CARE FACILITY RIDERS PROVISION

          For those Contracts which have elected a Long Term Care Facility and Death Benefit Rider at the time of application, the following Long Term Care Facility provisions also apply. Beginning at the third Contract Anniversary Date, surrender charges on withdrawals will not apply if a Contract Owner is confined to a Long Term Care Facility or hospital, as defined by the applicable endorsement to the Contract, and has been confined in such facility for a continuous 90 day period. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner has been diagnosed by that physician to have a terminal illness, as defined by the applicable endorsement to the Contract.

          The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59-1/2 (see "FEDERAL TAX CONSIDERATIONS - Non-Qualified Contracts - Natural Persons as Owners").